Restatement impact of IFRS 16 - Income Statement and Statement of Comprehensive Income (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit		€ 8,708	€ 12,639	[1]	€ 8,957	[1]
Finance costs		(821)	(718)	[1]	(683)	[1]
Profit before taxation		8,289	12,360	[1]	8,126	[1]
Taxation		2,263	2,572	[1]	1,670	[1]
Net profit		6,026	9,788	[1]	6,456	[1]
Attributable to:
Shareholders' equity		5,625	9,369	[1]	6,023	[1]
Net profit		6,026	9,788	[1]	6,456	[1]
Items that may be reclassified subsequently to profit or loss, net of tax:
Currency retranslation gains/(losses)		(15)	(839)	[1]	(935)	[1]
Total comprehensive income		6,569	8,617	[1]	6,728	[1]
Attributable to:
Non-controlling interests		407	407	[1]	381	[1]
Shareholders' equity		€ 6,162	8,210	[1]	6,347	[1]
Previously stated [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit			12,535		8,857
Finance costs			(591)		(556)
Profit before taxation			12,383		8,153
Taxation			(2,575)		(1,667)
Net profit			9,808		6,486
Attributable to:
Shareholders' equity			9,389		6,053
Net profit			9,808		6,486
Items that may be reclassified subsequently to profit or loss, net of tax:
Currency retranslation gains/(losses)			(861)		(983)
Total comprehensive income			8,615		6,710
Attributable to:
Non-controlling interests			407		381
Shareholders' equity			8,208		6,329
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16 Restatement [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit			104		100
Finance costs			(127)		(127)
Profit before taxation			(23)		(27)
Taxation			3		(3)
Net profit			(20)		(30)
Attributable to:
Shareholders' equity			(20)		(30)
Net profit			(20)		(30)
Items that may be reclassified subsequently to profit or loss, net of tax:
Currency retranslation gains/(losses)			22		48
Total comprehensive income			2		18
Attributable to:
Shareholders' equity			2		18
As Restated [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit			12,639		8,957
Finance costs	[1]		(718)		(683)
Profit before taxation			12,360		8,126
Taxation			(2,572)		(1,670)
Net profit			9,788		6,456
Attributable to:
Shareholders' equity			9,369		6,023
Net profit			9,788		6,456
Items that may be reclassified subsequently to profit or loss, net of tax:
Currency retranslation gains/(losses)			(839)		(935)
Total comprehensive income			8,617		6,728
Attributable to:
Non-controlling interests			407		381
Shareholders' equity			€ 8,210		€ 6,347

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.